Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
28.	SUBSEQUENT EVENTS

On February 2, 2015, Techfaith China, a wholly owned subsidiary of the Group obtained a one-year loan of RMB20,000 (equivalent to US$3,195) from Beijing International Trust Co., Ltd, a third party (“the Lender”), through the Beijing Branch of Hua Xia Bank (“the Bank”). The loan bears an annual interest rate of 7% and is pledged by a self-owned building of the Group located in Shanghai with a carrying value of US$4,109 as of December 31, 2014. The interest is payable monthly and the principle is due on February 2, 2016.

On February 12, 2015, Techfaith Intelligent Handset Beijing, a wholly owned subsidiary of the Group obtained another one-year loan of RMB40,000 (equivalent to US$6,406) from the Lender through the same Bank. The loan bears an annual interest rate of 6.16% and is pledged by the properties owned by De Ming Technology (Hangzhou) Co., Ltd, a third party. The interest is payable quarterly and the principle is due on February 12, 2016.

These loans were obtained to meet temporary working capital needs of the Group.